The Company - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	10 Months Ended
	Jan. 09, 2019	Dec. 31, 2018	Mar. 31, 2022	Dec. 31, 2021
Nature Of Operations [Line Items]
Incorporation date of entity		Dec. 12, 2018	Feb. 25, 2021	Feb. 25, 2021
Initial capital		$ 75,000,000
Regen And Twin City Bio LLC [Member]
Nature Of Operations [Line Items]
Business combination consideration transferred	$ 62,000,000